Pension Plans and Other Postretirement Benefits (Changes In The Plans' Benefit Obligations And Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in plan assets
Employer contributions	$ 30,586	$ 29,447	$ 20,333
Amounts recognized in the Consolidated Balance Sheets
Noncurrent assets	12,710	11,494	8,597
U.S. Pension Benefits [Member]
Change in benefit obligation
Benefit obligation at beginning of year	191,061	154,579
Service cost	8,801	7,055	6,755
Interest cost	9,583	9,079	8,559
Actuarial net (gain) loss	31,760	26,505
Benefits paid	(6,453)	(6,157)
Benefit obligation at end of year	234,752	191,061	154,579
Change in plan assets
Fair value of plan assets at beginning of year	129,086	112,143
Actual return on plan assets	19,515	466
Employer contributions	22,584	22,634
Benefits paid	(6,453)	(6,157)
Fair value of plan assets at end of year	164,732	129,086	112,143
Funded status	(70,020)	(61,975)
Amounts recognized in the Consolidated Balance Sheets
Current liabilities	(2,442)	(2,443)
Noncurrent liabilities	(67,578)	(59,532)
Amounts recognized in consolidated balance sheets	(70,020)	(61,975)
Amounts recognized in accumulated other comprehensive loss
Actuarial net loss (gain)	115,211	95,031
Prior service (credit) cost	(1,102)	(892)
Amounts recognized in accumulated other comprehensive loss	114,109	94,139
U.S. Postretirement Benefits [Member]
Change in benefit obligation
Benefit obligation at beginning of year	64,483	58,770
Service cost	1,885	1,514	1,336
Interest cost	3,052	3,158	3,277
Actuarial net (gain) loss	2,224	4,324
Benefits paid	(3,547)	(3,283)
Benefit obligation at end of year	68,097	64,483	58,770
Change in plan assets
Fair value of plan assets at beginning of year	25,903	26,623
Actual return on plan assets	1,274	847
Employer contributions	1,642	1,716
Benefits paid	(3,547)	(3,283)
Fair value of plan assets at end of year	25,272	25,903	26,623
Funded status	(42,825)	(38,580)
Amounts recognized in the Consolidated Balance Sheets
Current liabilities	(1,900)	(1,800)
Noncurrent liabilities	(40,925)	(36,780)
Amounts recognized in consolidated balance sheets	(42,825)	(38,580)
Amounts recognized in accumulated other comprehensive loss
Actuarial net loss (gain)	(3,338)	(5,846)
Prior service (credit) cost	18	27
Amounts recognized in accumulated other comprehensive loss	(3,320)	(5,819)
Foreign Pension Benefits [Member]
Change in benefit obligation
Benefit obligation at beginning of year	112,656	108,304
Service cost	4,314	4,510	3,015
Interest cost	5,345	5,881	5,447
Plan amendments	2,014	0
Employee contributions	687	662
Actuarial net (gain) loss	11,572	(1,392)
Benefits paid	(5,225)	(4,095)
Settlement gain	(910)	0
Foreign currency translation	5,045	(1,214)
Benefit obligation at end of year	135,498	112,656	108,304
Change in plan assets
Fair value of plan assets at beginning of year	108,177	103,364
Actual return on plan assets	9,714	2,364
Employer contributions	7,957	6,699
Employee contributions	687	662
Benefits paid	(5,225)	(4,095)
Foreign currency translation	5,082	(817)
Fair value of plan assets at end of year	126,392	108,177	103,364
Funded status	(9,106)	(4,479)
Amounts recognized in the Consolidated Balance Sheets
Noncurrent assets	12,710	11,494
Current liabilities	(394)	(384)
Noncurrent liabilities	(21,422)	(15,589)
Amounts recognized in consolidated balance sheets	(9,106)	(4,479)
Amounts recognized in accumulated other comprehensive loss
Actuarial net loss (gain)	39,156	32,923
Prior service (credit) cost	(61)	(2,246)
Transition obligation	10	10
Amounts recognized in accumulated other comprehensive loss	39,105	30,687
Foreign Postretirement Benefits [Member]
Change in benefit obligation
Benefit obligation at beginning of year	2,596	3,068
Service cost	28	30	25
Interest cost	111	153	146
Plan amendments	0	0
Employee contributions	0	0
Actuarial net (gain) loss	142	(391)
Benefits paid	(203)	(213)
Settlement gain	0	0
Foreign currency translation	69	(51)
Benefit obligation at end of year	2,743	2,596	3,068
Change in plan assets
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contributions	203	213
Employee contributions	0	0
Benefits paid	(203)	(213)
Foreign currency translation	0	0
Fair value of plan assets at end of year	0	0	0
Funded status	(2,743)	(2,596)
Amounts recognized in the Consolidated Balance Sheets
Noncurrent assets	0	0
Current liabilities	(149)	(206)
Noncurrent liabilities	(2,594)	(2,390)
Amounts recognized in consolidated balance sheets	(2,743)	(2,596)
Amounts recognized in accumulated other comprehensive loss
Actuarial net loss (gain)	627	515
Prior service (credit) cost	0	0
Transition obligation	232	285
Amounts recognized in accumulated other comprehensive loss	$ 859	$ 800